Equity (Details 3) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding shares, Beginning	5,035,000	1,196,000
Options Outstanding, Warrants granted	573,000	4,829,000
Options Outstanding, Warrants exercised	(3,618,000)	(990,000)
Options Outstanding shares, Ending	1,990,231	5,035,000
Weighted Average Exercise Price, Beginning	$ 1.80	$ 2.96
Weighted Average Exercise Price, Warrants granted	11.25	1.98
Weighted Average Exercise Price, Warrants exercised	1.76	2.03
Weighted Average Exercise Price, Ending	$ 4.60	$ 1.80
Warrants Exercisable, Beginning	4,386,000	598,000
Warrants Exercisable, Ending	1,757,000	4,386,000
Weighted Average Exercise Price Options Exercisable, Beginning	$ 1.88	$ 2.96
Weighted Average Exercise Price Options Exercisable,Ending	$ 5.04	$ 1.88